SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - REVENUE RECOGNITION (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sales Revenue, Goods, Net | Customer Concentration Risk | McLane Company, Inc.
Concentration Risk, Percentage	29.00%	25.00%	26.00%